Acquisitions and Divestitures (Narrative) (Details) $ in Millions	Apr. 01, 2016 USD ($) branch	Sep. 30, 2015 USD ($) branch	Jun. 30, 2015 USD ($) branch	Mar. 31, 2015 USD ($) branch
National Penn
Business Acquisition [Line Items]
Cash paid for acquisition of business	$ 555
Assets	10,069
Deposits	$ 6,629
National Penn | CDI
Business Acquisition [Line Items]
Amortization period	10 years
National Penn | Pennsylvania, Maryland and New Jersey
Business Acquisition [Line Items]
Number of financial centers | branch	126
Swett & Crawford
Business Acquisition [Line Items]
Cash paid for acquisition of business	$ 461
Susquehanna
Business Acquisition [Line Items]
Assets		$ 18,300
Deposits		$ 14,100
Susquehanna | Pennsylvania, Maryland, New Jersey and West Virginia
Business Acquisition [Line Items]
Number of financial centers | branch		245
The Bank of Kentucky
Business Acquisition [Line Items]
Assets			$ 2,000
Deposits			$ 1,600
Number of financial centers | branch			32
Citi 41 Branches
Business Acquisition [Line Items]
Assets				$ 238
Deposits				$ 1,900
Citi 41 Branches | Texas
Business Acquisition [Line Items]
Number of financial centers | branch				41